EDWARD JONES MONEY MARKET FUND

(THE “FUND”)

Supplement dated March 31, 2022

to the Statement of Additional Information (“SAI”) dated July 1, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The SAI is hereby supplemented and revised as follows:

The sub-section entitled “Officers” in the table under the section entitled “Trustees and Officers” is hereby replaced with the following:

OFFICERS*
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation for the Past Five Years
Julius A. Drelick III Born: 1966 President Officer since 2019	Director of Proprietary Fund Strategy & Management at Edward Jones (since 2016); Previously, Vice President of the Fund (2017 - 2019); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2014-2016); Senior Vice President of Mutual Fund Compliance at Voya Investment Management, LLC (2013); Vice President and Head of Mutual Fund Product Development and Strategic Planning at Voya Investment Management, LLC (2007-2013)
Aaron J. Masek Born: 1974 Treasurer Officer since 2017	Director of Finance at Edward Jones (since 2015); Previously, Vice President and Treasurer at AQR Funds (2010-2015)
Alan J. Herzog Born: 1973 Chief Compliance Officer and Vice President Officer since 2022	Principal of Compliance at Edward Jones (since 2013); Previously, Chief Compliance Officer and Vice President of the Fund (2015-2019)
Evan S. Posner Born: 1979 Secretary Officer since 2019	Associate General Counsel at Edward Jones (since 2018); Previously, Assistant Secretary of the Fund (2019-2021); Vice President and Counsel at Voya Investment Management (2012 – 2018)

James E. Goundrey Born: 1977 Assistant Secretary Officer since 2021	Associate General Counsel at Edward Jones (since 2019); Previously, Vice President and Senior Counsel at State Street Global Advisors (2015 – 2019)
* Officers do not receive any compensation from the Fund.

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